Subsequent Events (Details) - USD ($)		6 Months Ended	30 Months Ended	91 Months Ended	116 Months Ended
	Apr. 11, 2017	Sep. 30, 2017	Mar. 31, 2020	Oct. 31, 2027	Dec. 31, 2028	Apr. 25, 2017	Jan. 31, 2017	Dec. 31, 2016	Apr. 30, 2011
Secured Debt | Credit Facility US$2,000
Subsequent Event [Line Items]
Maximum borrowing capacity								$ 2,000,000,000	$ 2,000,000,000
Subsequent Event
Subsequent Event [Line Items]
Contract period	10 years
Backlog	$ 1,400,000,000
Subsequent Event | Revolving Credit Facility | Revolving Credit Facility Maturing March 2017
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 50,000,000	$ 25,000,000
Scenario, Forecast | West Elara
Subsequent Event [Line Items]
Addition to (reduction in) backlog			$ 160,000,000	$ 530,000,000
Scenario, Forecast | West Linus
Subsequent Event [Line Items]
Addition to (reduction in) backlog		$ (58,000,000)			$ 706,000,000